Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) per Share

Note 4 Net Income (Loss) per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to Intelsat S.A.’s common shareholders by the weighted average number of common shares outstanding during the periods.

In 2014 and 2015, the shareholders of Intelsat S.A. declared a $9.9 million dividend for each respective year to be paid to holders of our Series A Preferred Shares in four equal installments. The final installment of $0.71875 per share was paid on May 2, 2016 to the holders of record as of April 15, 2016.

The following table sets forth the computation of basic and diluted net loss per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Numerator:
Net income (loss)	$236,506	$(3,919,453)	$994,112
Net income attributable to noncontrolling interest	(3,974)	(3,934)	(3,915)

Net income (loss) attributable to Intelsat S.A.	232,532	(3,923,387)	990,197
Less: Preferred Shares dividends declared	(9,917)	(9,919)	—

Net income (loss) attributable to common shareholders	$222,615	$(3,933,306)	$990,197
Numerator for Basic EPS—income/(loss) available to common shareholders	$222,615	$(3,933,306)	$990,197
Dilutive effect of Preferred shares	9,917	—	—
Numerator for Diluted EPS	$232,532	$(3,933,306)	$990,197
Denominator:
Basic weighted average shares outstanding (in millions)	106.5	107.2	114.5
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	9.6	—	3.2
Employee compensation related shares including options and restricted stock units (in millions)	0.6	—	0.8

Diluted weighted average shares outstanding (in millions)	116.7	107.2	118.5
Basic net income (loss) per common share attributable to Intelsat S.A.	$2.09	$(36.68)	$8.65

Diluted net income (loss) per common share attributable to Intelsat S.A.	$1.99	$(36.68)	$8.36

Due to a net loss in the year ended December 31, 2015, there were no dilutive securities, and therefore, basic and diluted EPS were the same. The weighted average number of shares that could potentially dilute basic EPS in the future was 1.4 million, 5.1 million and 6.2 million (consisting of restricted share units and options to purchase common shares) for the years ended December 31, 2014, 2015 and 2016, respectively. Further, there were 9.6 million weighted average common shares resulting from the potential conversion of Series A Preferred Shares for the year ended December 31, 2015, that could have diluted basic EPS in future periods.